Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (7,941)	$ (6,841)
Adjustments to reconcile net loss to net cash provided by operating activities:
Oil and gas lease abandonments	424	557
Depletion, depreciation, amortization and accretion	5,990	5,635
Loss on derivatives	13,909	18,035
Settlements on derivative contracts	5,173	556
Amortization of debt issuance costs	155	153
Unit-based compensation expense	413	153
Deferred income tax benefit	(515)	0
Changes in operating assets and liabilities:
Accounts receivable	(397)	190
Accounts receivable – related parties	(258)	108
Prepaid expenses and other current assets	(39)	712
Other non-current assets	1	17
Accounts payable and accrued liabilities	(385)	(919)
Revenue payable	95	536
Net Cash Provided By Operating Activities	17,193	22,350
Cash Flows From Investing Activities:
Additions to oil and natural gas properties	(9,389)	(9,533)
Acquisition of oil and natural gas properties	0	(3,209)
Additions to other property and equipment	(318)	(25)
Net Cash Used In Investing Activities	(9,707)	(12,767)
Cash Flows From Financing Activities:
Debt issuance costs	(52)	(267)
Proceeds from revolving credit facility	2,000	0
Repayment under revolving credit facility	(5,500)	(2,000)
Payment of common unit dividends	(3,717)	(5,334)
Purchase of common units under long-term incentive plan	0	(194)
Net Cash Used In Financing Activities	(7,269)	(7,795)
Net Increase in Cash and Cash Equivalents	217	1,788
Cash and Cash Equivalents, Beginning of Period	1,660	3,726
Cash and Cash Equivalents, End of Period	1,877	5,514
Cash Paid For:
Interest	850	1,238
Non-cash Investing and Financing Activities:
Changes in capital expenditures in accounts payable and accrued liabilities	(680)	10,564
Common unit dividends incurred but not paid	84	47
Asset retirement obligations	17	844
Preferred unit dividends paid in kind	904	851
Preferred unit dividends	917	864
Joint interest owner
Changes in operating assets and liabilities:
Advances from	(2)	3,458
Related party
Changes in operating assets and liabilities:
Advances from	$ 570	$ 0